Other Current Assets (Details) - Schedule of Other Current Assets - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Other Current Assets [Abstract]
Prepaid expenses	$ 76	$ 32
Government authorities	40	15
Others	16	17
Total other current assets	$ 132	$ 64